Income Taxes (Details) - Schedule of Change in Valuation Allowance for Deferred Tax Assets ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Change in Valuation Allowance for Deferred Tax Assets [Abstract]
Opening valuation allowance	₨ 1,088	$ 14.3	₨ 217
Movement during the Year	1,193	15.8	871	[1]
Closing valuation allowance	₨ 2,281	$ 30.1	₨ 1,088

[1]	For financial year 2021 and 2022, The movement also includes INR 741 million and INR 843 million (US$ 11.1 million) respectively relating to capital loss on rooftop and other asset classified as held for sale. The movement for financial year 2021 and 2022 also includes INR 269 million and reversal of INR 125 million (US$ 1.6 million) respectively relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.